Expense Example, No Redemption	Sep. 26, 2025 USD ($)
ADAPTIVE ALPHA OPPORTUNITIES ETF | Adaptive Alpha Opportunities ETF | Adaptive Alpha Opportunities ETF
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 135
Expense Example, No Redemption, 3 Years	421
Expense Example, No Redemption, 5 Years	729
Expense Example, No Redemption, 10 Years	1,601
Adaptive Hedged Multi-Asset Income ETF | Adaptive Hedged Multi-Asset Income ETF | Adaptive Hedged Multi-Asset Income ETF
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	138
Expense Example, No Redemption, 3 Years	599
Expense Example, No Redemption, 5 Years	1,086
Expense Example, No Redemption, 10 Years	2,430
RH TACTICAL OUTLOOK ETF | RH Tactical Outlook ETF | RH Tactical Outlook ETF
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	154
Expense Example, No Redemption, 3 Years	838
Expense Example, No Redemption, 5 Years	1,547
Expense Example, No Redemption, 10 Years	3,430
RH Tactical Rotation ETF | RH Tactical Rotation ETF | RH Tactical Rotation ETF
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	140
Expense Example, No Redemption, 3 Years	649
Expense Example, No Redemption, 5 Years	1,184
Expense Example, No Redemption, 10 Years	$ 2,649